Equity (Notes)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Equity
EQUITY

We had 14,956,339 common public units outstanding as of September 30, 2012. Together, Tesoro and our general partner owned 974,077 of our common units and 15,254,890 of our subordinated units and 636,307 of our general partner units (a 2% general partner interest) as of September 30, 2012, which combined constituted a 53% ownership interest in us.

The table below summarizes changes in the number of units outstanding from December 31, 2011 through September 30, 2012 (in units):

	Common	Subordinated	General Partner	Total
Balance at December 31, 2011	15,254,890	15,254,890	622,649	31,132,429
Units issued in the Martinez Marine Terminal Acquisition	206,362	—	4,212	210,574
Units issued in the Long Beach Assets Acquisition	462,825	—	9,446	472,271
Unit-based compensation awards (a)	6,339	—	—	6,339
Balance at September 30, 2012	15,930,416	15,254,890	636,307	31,821,613
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(a) Unit-based compensation awards are presented net of 654 units withheld for taxes.

On October 5, 2012, we closed an offering of 4,255,000 common units, including 555,000 common units issued pursuant to the exercise of the underwriter's over-allotment option on October 2, 2012, representing limited partner interests, at a public offering price of $41.80 per unit. These common units were issued pursuant to our shelf registration statement, as supplemented by the prospectus supplement filed with the SEC on October 3, 2012. The Partnership intends to use the net proceeds of $170.7 million, including the proceeds from the exercise of the underwriter's over-allotment option, for general partnership purposes.

See Note B for information regarding the Anacortes Rail Facility Acquisition including the issuance of common and general partner units to Tesoro.

The summarized changes in the carrying amount of our equity (deficit) are as follows (in thousands):

	Equity of Predecessors	Common	Subordinated	General Partner	Total
Balance at December 31, 2011	$57,702	$250,430	$(143,048)	$1,588	$166,672
Sponsor contributions of equity to the Predecessors	44,623	—	—	—	44,623
Loss attributable to Predecessors	(408)	—	—	—	(408)
Net liabilities not assumed by Tesoro Logistics LP	1,743	—	—	—	1,743
Allocation of net assets acquired by the unitholders (b)	(60,378)	59,170	—	1,208	—
Cash distributions (b)	—	(269,088)	(17,543)	(5,954)	(292,585)
Partnership earnings	—	19,504	19,279	1,436	40,219
Other	19	3,872	605	60	4,556
Balance at September 30, 2012	$43,301	$63,888	$(140,707)	$(1,662)	$(35,180)
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(b)
Cash distributions include $256.5 million in cash payments for the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition. As an entity under common control with Tesoro, we record the assets that we acquire from Tesoro on our balance sheet at Tesoro's historical book value instead of fair value.   Additionally, any excess of cash paid over the historical book value of the assets acquired from Tesoro is recorded within equity.  As a result of the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition, our equity balance decreased $196.1 million from December 31, 2011 to September 30, 2012.

Allocations of Net Income. Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to the general partner.

The following table presents the allocation of the general partner's interest in net income (in thousands, except percentage of ownership interest):

	Nine Months Ended September 30,
	2012	2011
Net income attributable to partners	$40,219	$23,022
Less: General partner's IDRs	644	—
Net income available to partners	$39,575	$23,022
General partner's ownership interest	2.0%	2.0%
General partner's allocated interest in net income	$792	$460
General partner's IDRs	644	—
Total general partner's interest in net income	$1,436	$460

Incentive Distribution Rights. The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. For illustrative purposes, the percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain a 2% general partner interest and that our general partner owns all of the IDRs. Subsequent to the October 5, 2012 equity issuance of common units, the general partner ownership interest in the Partnership was approximately 1.8%.

		Marginal percentage interest in distributions
	Total quarterly distribution per unit target amount	Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500	98%	2%	—
First Target Distribution	Above $0.337500 up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125 up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875 up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250	50%	2%	48%

Cash distributions. Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive.

The table below summarizes the quarterly distributions related to our quarterly financial results:

Quarter Ended	Total Quarterly Distribution Per Unit	Total Cash Distribution (in thousands)	Date of Distribution	Unitholders Record Date
December 31, 2011	$0.3625	$11,286	February 13, 2012	February 3, 2012
March 31, 2012	0.3775	11,832	May 14, 2012	May 4, 2012
June 30, 2012	0.4100	12,960	August 14, 2012	August 3, 2012
September 30, 2012 (c)	0.4550	16,966	November 14, 2012	November 2, 2012
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(c) This distribution was declared on October 17, 2012 and was paid on the date of distribution. Total cash distribution includes the general partner's IDRs.

The allocation of total quarterly cash distributions to general and limited partners is as follows for the nine months ended September 30, 2012 and 2011 (in thousands). Our distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned.

	Nine Months Ended September 30,
	2012	2011
General partner's distributions:
General partner's distributions	$795	$371
General partner's IDRs	644	—
Total general partner's distributions	1,439	371

Limited partners' distributions:
Common	21,363	9,073
Subordinated	18,954	9,073
Total limited partners' distributions	40,317	18,146
Total Cash Distributions	$41,756	$18,517